LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.63%
Aerospace & Defense–0.06%
Lockheed Martin Corp.	2,316	$1,053,479
		1,053,479
Air Freight & Logistics–0.07%
United Parcel Service, Inc. Class B	7,856	1,167,637
		1,167,637
Automobiles–1.26%
Ferrari NV	14,966	6,524,278
†Tesla, Inc.	87,944	15,459,676
		21,983,954
Banks–0.03%
First Citizens BancShares, Inc. Class A	290	474,150
		474,150
Beverages–2.03%
†Celsius Holdings, Inc.	25,997	2,155,671
†Monster Beverage Corp.	561,702	33,297,695
		35,453,366
Biotechnology–2.20%
AbbVie, Inc.	9,465	1,723,576
†Genmab AS ADR	139,867	4,183,422
†Neurocrine Biosciences, Inc.	23,200	3,199,744
†Sarepta Therapeutics, Inc.	9,154	1,185,077
†Vertex Pharmaceuticals, Inc.	67,005	28,008,760
		38,300,579
Building Products–0.25%
†Trex Co., Inc.	44,577	4,446,556
		4,446,556
Capital Markets–1.14%
Ameriprise Financial, Inc.	12,056	5,285,833
Morningstar, Inc.	18,391	5,671,233
MSCI, Inc.	10,587	5,933,484
†Robinhood Markets, Inc. Class A	145,481	2,928,532
		19,819,082
Chemicals–1.67%
Ecolab, Inc.	16,605	3,834,094
RPM International, Inc.	38,845	4,620,613
Sherwin-Williams Co.	59,602	20,701,563
		29,156,270
Commercial Services & Supplies–1.57%
Cintas Corp.	10,399	7,144,425
†Copart, Inc.	349,220	20,226,822
		27,371,247
Communications Equipment–2.12%
†Arista Networks, Inc.	61,399	17,804,482
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
Motorola Solutions, Inc.	54,027	$19,178,505
		36,982,987
Distributors–0.25%
Pool Corp.	10,861	4,382,414
		4,382,414
Diversified Financial Services–3.73%
†Affirm Holdings, Inc.	10,184	379,456
Equitable Holdings, Inc.	31,983	1,215,674
†Fiserv, Inc.	17,827	2,849,111
Mastercard, Inc. Class A	8,872	4,272,489
Visa, Inc. Class A	201,675	56,283,459
		65,000,189
Electrical Equipment–0.67%
AMETEK, Inc.	61,246	11,201,893
nVent Electric PLC	5,662	426,915
		11,628,808
Electronic Equipment, Instruments & Components–0.20%
Amphenol Corp. Class A	29,786	3,435,815
		3,435,815
Entertainment–2.08%
†Netflix, Inc.	52,911	32,134,438
†Spotify Technology SA	15,667	4,134,521
		36,268,959
Food & Staples Retailing–2.29%
Costco Wholesale Corp.	54,483	39,915,880
		39,915,880
Food Products–0.05%
General Mills, Inc.	11,191	783,034
		783,034
Health Care Equipment & Supplies–2.94%
†Align Technology, Inc.	14,512	4,758,775
†Edwards Lifesciences Corp.	115,489	11,036,129
†IDEXX Laboratories, Inc.	25,269	13,643,491
†Intuitive Surgical, Inc.	54,745	21,848,182
		51,286,577
Health Care Providers & Services–2.60%
Quest Diagnostics, Inc.	14,239	1,895,353
UnitedHealth Group, Inc.	87,975	43,521,233
		45,416,586
Health Care Technology–0.95%
†Veeva Systems, Inc. Class A	71,399	16,542,434
		16,542,434
Hotel & Resort REITs–0.30%
Host Hotels & Resorts, Inc.	162,456	3,359,590
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotel & Resort REITs (continued)
Park Hotels & Resorts, Inc.	107,316	$1,876,957
		5,236,547
Hotels, Restaurants & Leisure–1.95%
†Airbnb, Inc. Class A	15,754	2,598,780
†Chipotle Mexican Grill, Inc.	7,598	22,085,638
Darden Restaurants, Inc.	17,132	2,863,614
Wingstop, Inc.	17,887	6,553,797
		34,101,829
Household Products–0.05%
Kimberly-Clark Corp.	6,454	834,825
		834,825
Insurance–0.90%
Kinsale Capital Group, Inc.	11,272	5,914,869
Progressive Corp.	47,183	9,758,388
		15,673,257
Interactive Media & Services–10.07%
†Alphabet, Inc. Class A	103,393	15,605,106
†Alphabet, Inc. Class C	501,262	76,322,152
Meta Platforms, Inc. Class A	163,196	79,244,714
†Pinterest, Inc. Class A	130,841	4,536,257
		175,708,229
IT Services–0.64%
†EPAM Systems, Inc.	11,135	3,075,041
†Gartner, Inc.	15,483	7,380,282
†Snowflake, Inc. Class A	4,911	793,618
		11,248,941
Life Sciences Tools & Services–1.67%
Bruker Corp.	1,045	98,167
†IQVIA Holdings, Inc.	32,077	8,111,953
†Medpace Holdings, Inc.	16,680	6,741,222
†Mettler-Toledo International, Inc.	6,691	8,907,662
†Waters Corp.	15,197	5,231,263
		29,090,267
Machinery–0.96%
Illinois Tool Works, Inc.	11,791	3,163,879
Otis Worldwide Corp.	119,745	11,887,086
Parker-Hannifin Corp.	3,112	1,729,619
		16,780,584
Media–0.42%
†Trade Desk, Inc. Class A	82,841	7,241,960
		7,241,960
Multiline Retail–6.52%
†Amazon.com, Inc.	630,749	113,774,505
		113,774,505
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–0.37%
Cheniere Energy, Inc.	33,312	$5,372,559
Devon Energy Corp.	22,889	1,148,570
		6,521,129
Pharmaceuticals–3.15%
Eli Lilly & Co.	43,290	33,677,888
Zoetis, Inc.	125,823	21,290,510
		54,968,398
Professional Services–0.95%
Broadridge Financial Solutions, Inc.	32,972	6,754,644
†FTI Consulting, Inc.	14,265	2,999,787
Verisk Analytics, Inc.	28,868	6,805,053
		16,559,484
Real Estate Management & Development–0.06%
†CoStar Group, Inc.	11,538	1,114,571
		1,114,571
Road & Rail–0.23%
Old Dominion Freight Line, Inc.	18,354	4,025,216
		4,025,216
Semiconductors & Semiconductor Equipment–11.53%
Applied Materials, Inc.	53,304	10,992,884
ASML Holding NV	5,476	5,314,294
Broadcom, Inc.	12,426	16,469,545
Entegris, Inc.	25,661	3,606,397
KLA Corp.	13,323	9,307,048
Monolithic Power Systems, Inc.	2,241	1,518,098
NVIDIA Corp.	136,957	123,748,867
QUALCOMM, Inc.	113,430	19,203,699
Texas Instruments, Inc.	63,569	11,074,355
		201,235,187
Software–16.75%
†Adobe, Inc.	24,071	12,146,227
†Autodesk, Inc.	11,773	3,065,925
†Cadence Design Systems, Inc.	20,181	6,281,942
†Crowdstrike Holdings, Inc. Class A	49,002	15,709,551
†Dropbox, Inc. Class A	21,031	511,053
†Fortinet, Inc.	150,463	10,278,128
†HubSpot, Inc.	11,618	7,279,374
Intuit, Inc.	18,475	12,008,750
†Manhattan Associates, Inc.	47,458	11,875,415
Microsoft Corp.	401,896	169,085,685
Oracle Corp.	24,225	3,042,902
†Palantir Technologies, Inc. Class A	322,340	7,417,044
Roper Technologies, Inc.	10,705	6,003,792
LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Salesforce, Inc.	3,407	$1,026,120
†ServiceNow, Inc.	23,663	18,040,671
†Synopsys, Inc.	10,356	5,918,454
†Tyler Technologies, Inc.	3,082	1,309,881
†Zscaler, Inc.	6,622	1,275,596
		292,276,510
Specialized REITs–0.04%
SBA Communications Corp.	3,419	740,897
		740,897
Specialty Retail–2.09%
†Five Below, Inc.	24,247	4,397,921
Home Depot, Inc.	38,971	14,949,275
Ross Stores, Inc.	54,866	8,052,134
Tractor Supply Co.	27,912	7,305,129
†Ulta Beauty, Inc.	3,382	1,768,380
		36,472,839
Technology Hardware, Storage & Peripherals–5.18%
Apple, Inc.	502,092	86,098,736
Dell Technologies, Inc. Class C	38,001	4,336,294
		90,435,030
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.64%
†Crocs, Inc.	2,450	$352,310
†Deckers Outdoor Corp.	8,079	7,604,439
†Lululemon Athletica, Inc.	32,583	12,728,549
NIKE, Inc. Class B	83,665	7,862,837
		28,548,135
Total Common Stock (Cost $918,133,982)		1,633,458,343
RIGHTS–0.01%
=†ABIOMED, Inc.	11,753	183,465
Total Rights (Cost $11,988)		183,465

MONEY MARKET FUND–6.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	111,202,994	111,202,994
Total Money Market Fund (Cost $111,202,994)		111,202,994

TOTAL INVESTMENTS–100.01% (Cost $1,029,348,964)	1,744,844,802
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(188,455)
NET ASSETS APPLICABLE TO 35,252,960 SHARES OUTSTANDING–100.00%	$1,744,656,347

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
10	E-mini Russell 2000 Index	$1,072,950	$1,046,900	6/21/24	$26,050	$—
360	E-mini S&P 500 Index	95,553,000	93,147,285	6/21/24	2,405,715	—
4	E-mini S&P MidCap 400 Index	1,230,960	1,194,770	6/21/24	36,190	—
Total Futures Contracts					$2,467,955	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,633,458,343	$—	$—	$1,633,458,343
Rights	—	—	183,465	183,465
Money Market Fund	111,202,994	—	—	111,202,994
Total Investments	$1,744,661,337	$—	$183,465	$1,744,844,802
Derivatives:

Assets:
Futures Contracts	$2,467,955	$—	$—	$2,467,955
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Blended Large Cap Growth Managed Volatility Fund–6